Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	¥ 4,565,374,595	¥ 7,760,400,487
Total loans	6,510,850,772	9,189,524,787
Total non-accrual	552,061,223	101,715,604
Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	1,743,448,927
Total loans	2,475,754,706
Total non-accrual	223,629,316
Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current	2,821,925,668
Total loans	4,035,096,066
Total non-accrual	328,431,907
Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current		2,871,408,359
Total loans		3,477,208,979
Total non-accrual		48,141,278
Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total current		4,888,992,128
Total loans		5,712,315,808
Total non-accrual		53,574,326
1 - 30 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	571,256,410	683,756,741
1 - 30 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	211,649,445
1 - 30 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	359,606,965
1 - 30 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		287,844,375
1 - 30 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		395,912,366
31 - 90 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	822,158,544	643,651,955
31 - 90 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	297,027,019
31 - 90 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	525,131,525
31 - 90 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		269,814,967
31 - 90 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		373,836,988
91 - 180 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	347,140,598	69,840,484
91 - 180 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	152,995,572
91 - 180 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	194,145,026
91 - 180 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		28,055,593
91 - 180 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		41,784,891
181 - 270 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	204,723,794	9,128,831
181 - 270 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	70,512,116
181 - 270 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	134,211,678
181 - 270 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		5,119,297
181 - 270 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		4,009,534
271 - 360 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		7,789,538
271 - 360 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans
271 - 360 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans
271 - 360 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		5,309,947
271 - 360 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		2,479,591
361 days past due [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	196,831	14,956,751
361 days past due [Member] | Traditional Facilitation Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	121,628
361 days past due [Member] | Traditional Facilitation Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans	¥ 75,203
361 days past due [Member] | Collaboration Model [Member] | First lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		9,656,441
361 days past due [Member] | Collaboration Model [Member] | Second lien [Member]
Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables [Line Items]
Total loans		¥ 5,300,310